Mid-Cap Index Portfolio
Schedule of Investments (unaudited)
As of September 30, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Basic Materials (3.3%)
	Newmont Corp.	398,496	21,300
	Fastenal Co.	197,997	14,141
	Nucor Corp.	82,068	12,338
	International Flavors & Fragrances Inc.	88,399	9,276
	LyondellBasell Industries NV Class A	89,925	8,624
	Avery Dennison Corp.	27,841	6,146
	International Paper Co.	120,110	5,867
	CF Industries Holdings Inc.	62,381	5,352
	Celanese Corp.	37,785	5,137
	Steel Dynamics Inc.	25,310	3,191
	Albemarle Corp.	20,375	1,930
	Westlake Corp.	6,625	996
			94,298
Consumer Discretionary (12.2%)
	DR Horton Inc.	101,460	19,356
*	Trade Desk Inc. Class A	154,786	16,972
*	Copart Inc.	299,453	15,691
	Lennar Corp. Class A	80,382	15,070
	Yum! Brands Inc.	97,211	13,581
	Royal Caribbean Cruises Ltd.	75,655	13,418
	Electronic Arts Inc.	91,349	13,103
	Delta Air Lines Inc.	223,158	11,334
	eBay Inc.	169,081	11,009
	Tractor Supply Co.	37,298	10,851
*	Lululemon Athletica Inc.	39,381	10,686
	PulteGroup Inc.	71,757	10,299
*	NVR Inc.	1,011	9,920
	Hilton Worldwide Holdings Inc.	42,601	9,820
	Garmin Ltd.	53,168	9,359
*	AutoZone Inc.	2,953	9,302
*	Take-Two Interactive Software Inc.	57,575	8,850
*	ROBLOX Corp. Class A	186,245	8,243
	Omnicom Group Inc.	67,659	6,995
	Best Buy Co. Inc.	67,131	6,935
	Genuine Parts Co.	48,180	6,730
	Darden Restaurants Inc.	40,960	6,723
*	Aptiv plc	91,893	6,617
*	United Airlines Holdings Inc.	113,689	6,487
	Dollar General Corp.	76,031	6,430
*	Ulta Beauty Inc.	16,499	6,420
	Las Vegas Sands Corp.	127,311	6,409
*	Expedia Group Inc.	43,102	6,380
*	Warner Bros Discovery Inc.	763,011	6,295
*	Live Nation Entertainment Inc.	56,184	6,152
	Southwest Airlines Co.	207,168	6,139
*	Carnival Corp.	329,885	6,096
*	Burlington Stores Inc.	22,071	5,815
	Domino's Pizza Inc.	12,092	5,201
	Rollins Inc.	100,475	5,082
*	Dollar Tree Inc.	70,604	4,965
	News Corp. Class A	161,557	4,302
	Estee Lauder Cos. Inc. Class A	38,421	3,830
*	Carvana Co.	20,407	3,553
	Fox Corp. Class A	83,462	3,533
	Pool Corp.	6,265	2,361
*	MGM Resorts International	39,499	1,544
	Warner Music Group Corp. Class A	44,248	1,385
	Fox Corp. Class B	34,350	1,333
	Lennar Corp. Class B	6,899	1,193
	News Corp. Class B	10,029	280
			352,049

		Shares	Market Value ($000)
Consumer Staples (5.5%)
	Kenvue Inc.	662,239	15,318
	General Mills Inc.	192,466	14,214
	Corteva Inc.	237,814	13,981
	Cencora Inc.	60,994	13,729
	Sysco Corp.	169,952	13,266
	Kroger Co.	224,613	12,870
	Archer-Daniels-Midland Co.	165,325	9,876
	Hershey Co.	51,062	9,793
	Church & Dwight Co. Inc.	84,647	8,864
	Kellanova	95,143	7,679
	McCormick & Co. Inc. (Non-Voting)	87,141	7,172
	Clorox Co.	42,828	6,977
	Tyson Foods Inc. Class A	98,832	5,886
	Conagra Brands Inc.	165,660	5,387
	Brown-Forman Corp. Class B	100,286	4,934
	Hormel Foods Corp.	104,195	3,303
	Campbell Soup Co.	67,066	3,281
	Walgreens Boots Alliance Inc.	119,372	1,070
	Brown-Forman Corp. Class A	14,696	707
			158,307
Energy (4.8%)
	ONEOK Inc.	201,958	18,405
	Cheniere Energy Inc.	74,326	13,367
	Hess Corp.	95,883	13,021
	Baker Hughes Co.	343,495	12,417
	Diamondback Energy Inc.	66,005	11,379
	Williams Cos. Inc.	210,743	9,620
*	First Solar Inc.	35,162	8,771
	Devon Energy Corp.	216,530	8,471
	Halliburton Co.	274,730	7,981
	Kinder Morgan Inc.	326,172	7,205
	Coterra Energy Inc.	242,857	5,817
	Targa Resources Corp.	38,019	5,627
	Marathon Oil Corp.	193,439	5,151
*	Enphase Energy Inc.	44,483	5,028
	EQT Corp.	102,602	3,759
	Texas Pacific Land Corp.	3,373	2,984
			139,003
Financials (12.6%)
	Arthur J Gallagher & Co.	75,755	21,315
	Allstate Corp.	91,295	17,314
	Apollo Global Management Inc.	137,848	17,219
	Ameriprise Financial Inc.	33,950	15,950
	MSCI Inc.	25,834	15,059
	Prudential Financial Inc.	123,439	14,948
*	Arch Capital Group Ltd.	123,524	13,820
	Discover Financial Services	86,810	12,179
	Hartford Financial Services Group Inc.	101,314	11,915
*	Coinbase Global Inc. Class A	66,665	11,878
	Nasdaq Inc.	159,309	11,631
	Willis Towers Watson plc	35,113	10,342
	M&T Bank Corp.	57,739	10,284
	Fifth Third Bancorp	234,008	10,025
	Ares Management Corp. Class A	61,048	9,514
	State Street Corp.	98,087	8,678
	Broadridge Financial Solutions Inc.	40,352	8,677
	T. Rowe Price Group Inc.	76,966	8,384
	Brown & Brown Inc.	78,905	8,175
	American International Group Inc.	111,325	8,152
	Raymond James Financial Inc.	64,085	7,848
	Cboe Global Markets Inc.	36,178	7,412
	Huntington Bancshares Inc.	502,172	7,382
	Regions Financial Corp.	316,408	7,382
	Cincinnati Financial Corp.	54,023	7,354
	Principal Financial Group Inc.	80,073	6,878
*	Markel Group Inc.	4,252	6,670
	Citizens Financial Group Inc.	147,265	6,048
	FactSet Research Systems Inc.	13,153	6,048

		Shares	Market Value ($000)
	LPL Financial Holdings Inc.	25,850	6,013
	Northern Trust Corp.	66,237	5,963
	Everest Group Ltd.	14,962	5,863
	W R Berkley Corp.	98,683	5,598
	Fidelity National Financial Inc.	89,831	5,575
	KeyCorp	320,929	5,376
	Loews Corp.	64,522	5,100
	Interactive Brokers Group Inc. Class A	35,751	4,982
	Tradeweb Markets Inc. Class A	40,209	4,973
	Corebridge Financial Inc.	81,651	2,381
	Franklin Resources Inc.	54,257	1,093
*	Rocket Cos. Inc. Class A	46,266	888
			362,286
Health Care (9.2%)
	Agilent Technologies Inc.	100,878	14,978
*	IDEXX Laboratories Inc.	28,459	14,378
*	IQVIA Holdings Inc.	59,880	14,190
	GE HealthCare Technologies Inc.	150,004	14,078
*	Centene Corp.	181,879	13,692
	ResMed Inc.	50,804	12,402
*	Alnylam Pharmaceuticals Inc.	44,388	12,208
*	Veeva Systems Inc. Class A	50,304	10,557
*	Biogen Inc.	50,358	9,761
	Cardinal Health Inc.	84,312	9,318
*	Dexcom Inc.	138,556	9,289
	STERIS plc	34,099	8,270
*	Moderna Inc.	119,615	7,994
	Zimmer Biomet Holdings Inc.	70,417	7,602
*	Cooper Cos. Inc.	68,851	7,597
	West Pharmaceutical Services Inc.	25,082	7,529
*	Waters Corp.	20,525	7,387
*	Illumina Inc.	55,079	7,183
*	Molina Healthcare Inc.	20,261	6,981
*	Edwards Lifesciences Corp.	104,523	6,898
	Baxter International Inc.	176,407	6,698
*	Hologic Inc.	80,315	6,542
	Labcorp Holdings Inc.	29,031	6,488
*	Align Technology Inc.	24,537	6,240
	Quest Diagnostics Inc.	38,489	5,975
*	Avantor Inc.	223,309	5,777
	Revvity Inc.	42,645	5,448
	Viatris Inc.	412,651	4,791
*	BioMarin Pharmaceutical Inc.	65,816	4,626
	Royalty Pharma plc Class A	131,660	3,725
*	Insulet Corp.	12,104	2,817
*	Incyte Corp.	28,408	1,878
			263,297
Industrials (21.0%)
	TransDigm Group Inc.	18,431	26,303
	Cintas Corp.	118,464	24,389
	Carrier Global Corp.	296,529	23,868
	United Rentals Inc.	22,868	18,517
	PACCAR Inc.	181,256	17,886
	Fidelity National Information Services Inc.	188,641	15,799
	WW Grainger Inc.	15,194	15,784
*	Fair Isaac Corp.	8,054	15,653
	L3Harris Technologies Inc.	65,591	15,602
	Cummins Inc.	47,386	15,343
	Quanta Services Inc.	50,942	15,188
	Otis Worldwide Corp.	138,496	14,395
	Howmet Aerospace Inc.	141,124	14,148
	Ferguson Enterprises Inc.	69,617	13,824
	AMETEK Inc.	80,055	13,746
	Ingersoll Rand Inc.	139,511	13,694
	Dow Inc.	243,167	13,284
	Old Dominion Freight Line Inc.	66,687	13,247
	Verisk Analytics Inc.	49,243	13,195
*	Block Inc. Class A	191,982	12,888
	Equifax Inc.	42,784	12,573

		Shares	Market Value ($000)
*	GE Vernova Inc.	47,508	12,114
	DuPont de Nemours Inc.	129,919	11,577
	Vulcan Materials Co.	45,662	11,435
	Martin Marietta Materials Inc.	21,133	11,375
	Xylem Inc.	83,984	11,340
*	Mettler-Toledo International Inc.	7,384	11,074
	Westinghouse Air Brake Technologies Corp.	60,573	11,010
	PPG Industries Inc.	80,667	10,685
	Rockwell Automation Inc.	39,233	10,532
*	Keysight Technologies Inc.	60,349	9,591
	Fortive Corp.	121,132	9,561
	Dover Corp.	47,528	9,113
	Veralto Corp.	81,168	9,079
	Global Payments Inc.	87,976	9,011
	Johnson Controls International plc	115,485	8,963
*	Corpay Inc.	22,808	7,133
	Ball Corp.	104,960	7,128
*	Teledyne Technologies Inc.	16,176	7,080
	TransUnion	67,183	7,034
	Synchrony Financial	136,658	6,817
	Packaging Corp. of America	31,055	6,689
*	Zebra Technologies Corp. Class A	17,835	6,605
	Expeditors International of Washington Inc.	48,799	6,412
	Masco Corp.	75,465	6,335
	Stanley Black & Decker Inc.	53,236	5,863
	Textron Inc.	64,783	5,738
	Jacobs Solutions Inc.	42,960	5,623
	HEICO Corp. Class A	26,004	5,299
	Snap-on Inc.	18,217	5,278
*	Trimble Inc.	84,439	5,243
	JB Hunt Transport Services Inc.	28,212	4,862
	Hubbell Inc. Class B	9,280	3,975
	HEICO Corp.	14,244	3,725
*	Amentum Holdings Inc.	21,064	679
*	Symbotic Inc. Class A	4,279	104
			603,408
Real Estate (7.9%)
	Welltower Inc.	210,620	26,966
	Realty Income Corp.	301,112	19,096
	Digital Realty Trust Inc.	113,206	18,320
	Extra Space Storage Inc.	73,278	13,204
*	CBRE Group Inc. Class A	105,955	13,189
	Iron Mountain Inc.	101,427	12,053
	VICI Properties Inc. Class A	360,677	12,014
	AvalonBay Communities Inc.	49,173	11,076
*	CoStar Group Inc.	141,698	10,690
	Equity Residential	124,535	9,273
	Ventas Inc.	142,852	9,161
	Simon Property Group Inc.	53,549	9,051
	SBA Communications Corp.	37,160	8,944
	Weyerhaeuser Co.	251,473	8,515
	Alexandria Real Estate Equities Inc.	60,484	7,182
	Invitation Homes Inc.	201,219	7,095
	Essex Property Trust Inc.	22,206	6,560
	Mid-America Apartment Communities Inc.	40,413	6,422
	Sun Communities Inc.	43,108	5,826
	WP Carey Inc.	75,673	4,714
	Healthpeak Properties Inc.	120,643	2,759
	UDR Inc.	56,939	2,582
	Lineage Inc.	23,779	1,864
			226,556
Technology (13.8%)
	Amphenol Corp. Class A	416,399	27,133
*	Palantir Technologies Inc. Class A	703,697	26,178
*	DoorDash Inc. Class A	112,177	16,011
	Microchip Technology Inc.	185,500	14,894
	Monolithic Power Systems Inc.	16,014	14,805
	Cognizant Technology Solutions Corp. Class A	171,377	13,227
*	Gartner Inc.	25,312	12,827

		Shares	Market Value ($000)
	Vertiv Holdings Co. Class A	123,228	12,260
	HP Inc.	338,346	12,137
	Corning Inc.	266,280	12,023
*	Datadog Inc. Class A	102,192	11,758
	Marvell Technology Inc.	149,645	10,792
*	ON Semiconductor Corp.	148,107	10,754
	CDW Corp.	46,184	10,451
*	ANSYS Inc.	30,215	9,627
	Hewlett Packard Enterprise Co.	449,372	9,194
*	HubSpot Inc.	16,867	8,967
*	Atlassian Corp. Class A	55,333	8,787
	NetApp Inc.	70,806	8,745
*	Tyler Technologies Inc.	14,755	8,613
*	Fortinet Inc.	105,791	8,204
*	Western Digital Corp.	118,751	8,110
*	Cloudflare Inc. Class A	99,750	8,069
	Seagate Technology Holdings plc	72,677	7,960
*	GoDaddy Inc. Class A	48,744	7,642
	Teradyne Inc.	56,420	7,556
*	Super Micro Computer Inc.	17,210	7,166
*	Pinterest Inc. Class A	208,693	6,755
*	MongoDB Inc.	24,094	6,514
*	Snowflake Inc. Class A	52,273	6,004
*	Zoom Video Communications Inc. Class A	81,572	5,689
	Skyworks Solutions Inc.	55,224	5,455
*	VeriSign Inc.	28,684	5,449
*	Zscaler Inc.	31,357	5,360
	SS&C Technologies Holdings Inc.	72,132	5,353
*	Akamai Technologies Inc.	52,392	5,289
*	MicroStrategy Inc. Class A	30,198	5,091
*	AppLovin Corp. Class A	38,654	5,046
	Gen Digital Inc.	180,910	4,962
*	Okta Inc.	55,652	4,137
*	Snap Inc. Class A	364,342	3,899
	Leidos Holdings Inc.	23,289	3,796
	Bentley Systems Inc. Class B	55,271	2,808
			395,497
Telecommunications (0.9%)
	Motorola Solutions Inc.	57,687	25,938
Utilities (8.4%)
	Constellation Energy Corp.	108,957	28,331
	Waste Connections Inc.	89,213	15,953
	Public Service Enterprise Group Inc.	172,248	15,366
	PG&E Corp.	723,392	14,301
	Vistra Corp.	118,794	14,082
	Exelon Corp.	345,664	14,017
	Xcel Energy Inc.	192,761	12,587
	Consolidated Edison Inc.	119,683	12,463
	Edison International	132,751	11,561
	WEC Energy Group Inc.	109,288	10,511
	American Water Works Co. Inc.	67,373	9,853
	Entergy Corp.	73,936	9,731
	Eversource Energy	123,571	8,409
	FirstEnergy Corp.	189,177	8,390
	Dominion Energy Inc.	145,041	8,382
	Ameren Corp.	92,148	8,059
	PPL Corp.	242,346	8,017
	DTE Energy Co.	60,818	7,810
	CMS Energy Corp.	103,269	7,294
	CenterPoint Energy Inc.	224,569	6,607
	Alliant Energy Corp.	88,701	5,383
	NiSource Inc.	77,488	2,685
	Evergy Inc.	37,623	2,333
	Avangrid Inc.	26,860	961
			243,086
Total Common Stocks (Cost $2,036,297)			2,863,725

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[1,2]	Vanguard Market Liquidity Fund (Cost $8,925)	5.014%	89,249	8,925
Total Investments (99.9%) (Cost $2,045,222)				2,872,650
Other Assets and Liabilities—Net (0.1%)				2,242
Net Assets (100%)				2,874,892
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Collateral of $51,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2024	15	4,361	58
E-mini S&P Mid-Cap 400 Index	December 2024	24	7,556	51
				109

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At September 30, 2024, 100% of the market value of the portfolio's investments and derivatives was determined based on Level 1 inputs.